Subsequent events - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Revenue	[1]				$ 524,876	$ 530,614	$ 523,940
Subsequent Event [Member] | Best Day Acquisition [Member]
Subsequent Event [Line Items]
Consideration transferred			$ 136,000
Consideration paid			$ 88,400
Subsequent Event [Member] | Covid -19 [Member]
Subsequent Event [Line Items]
Revenue		$ 2,150		$ 78,246
Percentage of decrease in revenue		93.00%		41.00%

[1]	Includes $ 38,760, $ 43,975 and $ 37,000 for related party transactions for the years 2019, 2018 and 2017, respectively. See note 17.